UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09835

Capital Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

Item 1. Reports to Stockholders

Capital Growth Portfolio as of December 31, 2007

PORTFOLIO OF INVESTMENTS

Common Stocks — 95.1%
Security	Shares	Value
Aerospace & Defense — 2.0%
Ceradyne, Inc.(1)	58,000	$2,721,940
		$2,721,940
Biotechnology — 1.1%
Genzyme Corp.(1)	20,000	$1,488,800
		$1,488,800
Capital Markets — 1.6%
LYXOR ETF CAC 40(2)	12,000	$985,831
Merrill Lynch & Co., Inc.	23,000	1,234,640
		$2,220,471
Commercial Banks — 0.4%
Banco Itau Holding Financeira SA ADR	21,338	$551,801
		$551,801
Commercial Services & Supplies — 0.8%
Manpower, Inc.	19,000	$1,081,100
		$1,081,100
Communications Equipment — 3.5%
Research In Motion, Ltd.(1)	42,836	$4,857,602
		$4,857,602
Computer Peripherals — 2.9%
3PAR, Inc.(1)(2)	1,124	$14,387
Apple, Inc.(1)	6,100	1,208,288
Brocade Communications Systems, Inc.(1)	378,000	2,774,520
		$3,997,195
Construction & Engineering — 3.9%
Foster Wheeler, Ltd.(1)	34,900	$5,410,198
		$5,410,198
Consumer Finance — 1.4%
First Marblehead Corp.(2)	83,000	$1,269,900
SLM Corp.	33,000	664,620
		$1,934,520

Security	Shares	Value
Containers & Packaging — 1.7%
Owens-Illinois, Inc.(1)(2)	47,000	$2,326,500
		$2,326,500
Diversified Consumer Services — 0.9%
Corinthian Colleges, Inc.(1)	39,000	$600,600
Sotheby's Holdings, Inc., Class A	17,000	647,700
		$1,248,300
Diversified Telecommunication Services — 0.2%
BigBand Networks, Inc.(1)	595	$3,058
Maxcom Telecomunicaciones SAB de CV ADR(1)	21,543	273,812
		$276,870
Electrical Equipment — 2.5%
JA Solar Holdings Co., Ltd. ADR(1)	49,000	$3,420,690
		$3,420,690
Energy Equipment & Services — 4.1%
Diamond Offshore Drilling, Inc.(2)	29,500	$4,189,000
Solaria Energia y Medio Ambiente SA(1)	45,753	1,428,521
		$5,617,521
Food & Staples Retailing — 1.6%
Shoppers Drug Mart Corp.	31,700	$1,710,666
Susser Holdings Corp.(1)	21,509	440,935
		$2,151,601
Health Care Providers & Services — 1.6%
Healthways, Inc.(1)(2)	23,000	$1,344,120
Henry Schein, Inc.(1)(2)	14,900	914,860
		$2,258,980
Household Durables — 1.4%
Garmin, Ltd.(2)	20,000	$1,940,000
		$1,940,000
Household Products — 1.1%
Energizer Holdings, Inc.(1)	13,000	$1,457,690
		$1,457,690

See notes to financial statements

Capital Growth Portfolio as of December 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Internet & Catalog Retail — 3.4%
Priceline.com, Inc.(1)(2)	40,700	$4,674,802
		$4,674,802
Internet Software & Services — 6.6%
Ariba, Inc.(1)	117,904	$1,314,629
DealerTrack Holdings, Inc.(1)	17,655	590,913
Equinix, Inc.(1)(2)	6,820	689,297
Google Inc., Class A(1)	5,749	3,975,319
SAVVIS, Inc.(1)(2)	35,000	976,850
Skillsoft PLC ADR(1)	36,000	344,160
Switch and Data Facilities Co.(1)(2)	40,414	647,432
VeriSign, Inc.(1)	14,000	526,540
		$9,065,140
IT Services — 4.8%
Affiliated Computer Services, Inc.(1)	37,000	$1,668,700
Euronet Worldwide, Inc.(1)(2)	51,000	1,530,000
MasterCard, Inc., Class A(2)	16,000	3,443,200
		$6,641,900
Machinery — 2.9%
Flowserve Corp.	17,500	$1,683,500
Joy Global, Inc.	12,000	789,840
Titan International, Inc.(2)	48,000	1,500,480
		$3,973,820
Marine — 0.5%
American Commercial Lines, Inc.(1)(2)	42,000	$682,080
		$682,080
Media — 0.2%
Live Nation, Inc.(1)	19,000	$275,880
		$275,880
Metals & Mining — 8.3%
Century Aluminum Co.(1)	12,000	$647,280
Companhia Vale do Rio Doce ADR(2)	18,000	588,060
Gammon Gold, Inc.(1)(2)	300,313	2,405,507
Golden Star Resources, Ltd.(1)	885,000	2,796,600
Harry Winston Diamond Corp.(2)	13,060	426,540
Roca Mines, Inc.(1)	95,770	300,813

Security	Shares	Value
Metals & Mining (continued)
Thompson Creek Metals Co., Inc.(1)	241,256	$4,150,693
Western Copper Corp.(1)	85,000	98,181
		$11,413,674
Oil, Gas & Consumable Fuels — 12.2%
Arch Coal, Inc.	16,996	$763,630
CNX Gas Corp.(1)(2)	24,000	766,800
CONSOL Energy, Inc.	10,927	781,499
Goodrich Petroleum Corp.(1)(2)	79,516	1,798,652
Hess Corp.	58,200	5,870,052
Massey Energy Co.	42,444	1,517,373
Patriot Coal Corp.(1)(2)	1,400	58,436
Peabody Energy Corp.	25,971	1,600,852
Quicksilver Resources, Inc.(1)(2)	42,000	2,502,780
Rosetta Resources, Inc.(1)	36,000	713,880
SandRidge Energy, Inc.(1)(2)	11,451	410,633
		$16,784,587
Personal Products — 1.1%
Bare Escentuals, Inc.(1)(2)	56,000	$1,358,000
Herbalife, Ltd.	3,278	132,038
		$1,490,038
Pharmaceuticals — 5.4%
Abbott Laboratories	17,600	$988,240
Adams Respiratory Therapeutics, Inc.(1)(2)	8,500	507,790
Elan Corp. PLC ADR(1)	115,000	2,527,700
Ipsen SA	7,300	440,220
Perrigo Co.	21,000	735,210
Shire PLC ADR	31,700	2,185,715
		$7,384,875
Real Estate Investment Trusts (REITs) — 4.6%
Annaly Capital Management, Inc.(2)	327,824	$5,959,840
MFA Mortgage Investments, Inc.(2)	41,590	384,708
		$6,344,548

See notes to financial statements

Capital Growth Portfolio as of December 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Real Estate Management & Development — 0.4%
Xinyuan Real Estate Co., Ltd., Sponsored ADR(1)	41,451	$589,848
		$589,848
Semiconductors & Semiconductor Equipment — 6.1%
Atheros Communications, Inc.(1)	54,400	$1,661,376
Cavium Networks, Inc.(1)(2)	1,080	24,862
Intersil Corp., Class A	50,000	1,224,000
Marvell Technology Group, Ltd.(1)	45,000	629,100
MEMC Electronic Materials, Inc.(1)	54,000	4,778,460
		$8,317,798
Software — 0.5%
Nintendo Co., Ltd.	1,200	$704,582
		$704,582
Textiles, Apparel & Luxury Goods — 1.8%
CROCS, Inc.(1)(2)	67,500	$2,484,675
		$2,484,675
Thrifts & Mortgage Finance — 1.0%
BankUnited Financial Corp., Class A(2)	11,859	$81,827
MGIC Investment Corp.(2)	56,000	1,256,080
		$1,337,907
Wireless Telecommunication Services — 2.6%
Millicom International Cellular SA(1)(2)	19,868	$2,343,232
NII Holdings, Inc., Class B(1)	24,381	1,178,090
		$3,521,322
Total Common Stocks (identified cost $100,577,799)		$130,649,255

Short-Term Investments — 34.8%
Description	Shares/ Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.99%(3)(4)	41,055	$41,055,127
Investment in Cash Management Portfolio, 4.58%(4)	$6,705	6,705,370
Total Short-Term Investments (identified cost $47,760,497)		$47,760,497
Total Investments — 129.9% (identified cost $148,338,296)		$178,409,752
Other Assets, Less Liabilities — (29.9)%		$(41,013,135)
Net Assets — 100.0%		$137,396,617

ADR - American Depository Receipt

ETF - Exchange Traded Fund

(1)  Non-income producing security.

(2)  All or a portion of this security was on loan at December 31, 2007.

(3)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at December 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2007.

See notes to financial statements

Capital Growth Portfolio as of December 31, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2007

Assets
Unaffiliated investments, at value including $39,589,297 of securities on loan (identified cost, $100,577,799)	$130,649,255
Affiliated investments, at value (identified cost, $47,760,497)	47,760,497
Cash	16,801
Dividends and interest receivable	140,696
Interest receivable from affiliated investment	27,265
Securities lending income receivable	20,512
Total assets	$178,615,026
Liabilities
Collateral for securities loaned	$41,055,127
Payable to affiliate for investment advisory fee	67,712
Payable to affiliate for Trustees' fees	1,939
Accrued expenses	93,631
Total liabilities	$41,218,409
Net Assets applicable to investors' interest in Portfolio	$137,396,617
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$107,325,187
Net unrealized appreciation (computed on the basis of identified cost)	30,071,430
Total	$137,396,617

Statement of Operations

For the Year Ended
December 31, 2007

Investment Income
Dividends (net of foreign taxes, $12,261)	$1,031,033
Interest	215
Securities lending income, net	163,778
Interest income allocated from affiliated investment	664,775
Expenses allocated from affiliated investment	(63,127)
Total investment income	$1,796,674
Expenses
Investment adviser fee	$665,974
Trustees' fees and expenses	7,916
Custodian fee	86,775
Legal and accounting services	59,753
Miscellaneous	4,449
Total expenses	$824,867
Net investment income	$971,807
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$24,558,709
Foreign currency transactions	8,541
Net realized gain	$24,567,250
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$4,725,380
Foreign currency	(10)
Net change in unrealized appreciation (depreciation)	$4,725,370
Net realized and unrealized gain	$29,292,620
Net increase in net assets from operations	$30,264,427

See notes to financial statements

Capital Growth Portfolio as of December 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2007	Year Ended December 31, 2006
From operations — Net investment income	$971,807	$846,456
Net realized gain from investment and foreign currency transactions	24,567,250	10,837,902
Net change in unrealized appreciation (depreciation) of investments and foreign currency	4,725,370	8,560,631
Net increase in net assets from operations	$30,264,427	$20,244,989
Capital transactions — Contributions	$25,178,268	$9,533,505
Withdrawals	(23,327,100)	(37,573,945)
Net increase (decrease) in net assets from capital transactions	$1,851,168	$(28,040,440)
Net increase (decrease) in net assets	$32,115,595	$(7,795,451)
Net Assets
At beginning of year	$105,281,022	$113,076,473
At end of year	$137,396,617	$105,281,022

See notes to financial statements

Capital Growth Portfolio as of December 31, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended December 31,
	2007	2006		2005		2004		2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.76%	0.76	%(1)	0.75	%(1)	0.77	%(1)	0.73%
Net investment income (loss)	0.84%	0.80%		0.24%		(0.08)%		(0.45)%
Portfolio Turnover	175%	158%		222%		213%		240%
Total Return	31.07%	19.52%		3.32%		14.79	%(2)	31.99%
Net assets, end of year (000's omitted)	$137,397	$105,281		$113,076		$102,319		$88,195

(1)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% of average daily net assets for the years ended December 31, 2006 and 2004 and equal to 0.01% of average daily net assets for the year ended December 31, 2005).

(2)  The net realized gain on disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return.

See notes to financial statements

Capital Growth Portfolio as of December 31, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Capital Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to seek growth of capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2007, the Eaton Vance Balanced Fund held an 83.7% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order

Capital Growth Portfolio as of December 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of December 31, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio's average daily net assets up to and including $170 million and 0.50% of average daily net assets over $170 million and is payable monthly. The portion of the advisory fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fee. For the year ended December 31, 2007, the Portfolio's advisory fee totaled $726,312 of which $60,338 was allocated from Cash Management and $665,974 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment advisory fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred

Capital Growth Portfolio as of December 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Compensation Plan. For the year ended December 31, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $186,873,516 and $186,093,883, respectively, for the year ended December 31, 2007.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2007, as determined on a federal tax income tax basis, were as follows:

Aggregate cost	$148,416,019
Gross unrealized appreciation	$32,659,772
Gross unrealized depreciation	(2,666,039)
Net unrealized appreciation	$29,993,733

The net unrealized depreciation on foreign currency at December 31, 2007 on a federal income tax basis was $26.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2007.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $1,320,126 for the year ended December 31, 2007. At December 31, 2007, the value of the securities loaned and the value of the collateral amounted to $39,589,297 and $41,055,127, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of December 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Capital Growth Portfolio as of December 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Capital Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Capital Growth Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2007, and the related statement of operations, the statement of changes in net assets, and the supplementary data for the year then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit. The statement of changes in net assets and supplementary data for the year ended December 31, 2006, and all prior periods presented were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and supplementary data in their report dated February 27, 2007.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Capital Growth Portfolio as of December 31, 2007, and the results of its operations, the changes in its net assets, and the supplementary data for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 15, 2008

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

The following table presents the aggregate fees billed to the registrant for the registrant’s respective fiscal years ended December 31, 2006 and December 31, 2007 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods. PricewaterhouseCoopers LLP was the principal accountant for the fiscal years ended 2006. During the fiscal years ended 2007, PricewaterhouseCoopers LLP was replaced by D&T.

	12/31/2006	12/31/2007
Fiscal Years Ended	PwC	D&T

Audit Fees	$34,900	$38,000

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,350	$15,000

All Other Fees(3)	$0	$0

Total	$44,250	$53,000

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds fiscal years ended December 31, 2006 and December 31, 2007, $35,000 was billed by “D&T”, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control;

structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended December 31, 2006 and the fiscal year ended December 31, 2007; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant’s principal accountant for the last 2 fiscal years of the Portfolio. During the fiscal years ended 2007, PricewaterhouseCoopers LLP was replaced by D&T.

	12/31/2006	12/31/2007
Fiscal Years Ended	PwC	D&T

Registrant	$9,350	$15,000

Eaton Vance(1)	$100,698	$281,446

(1) The Investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 15, 2008

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 15, 2008